Submission	May 22, 2026
Submission [Line Items]
Central Index Key	0002050338
Registrant Name	Collab Z Inc.
Registration File Number	333-293881
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES